Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (286,548)	$ (81,840)	$ (187,317)	$ (203,143)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,994	4,953	10,134	8,586
Stock-based compensation	230,533	11,241	21,714	63,590
Donation of common stock to the Cloudera Foundation	0	0	21,574	0
Accretion and amortization of marketable securities	414	1,966	2,867	3,605
Loss on disposal of fixed assets	0	0	0	3
Changes in assets and liabilities:
Accounts receivable	16,744	4,011	(52,139)	(19,015)
Prepaid expenses and other assets	639	(784)	(3,300)	(1,795)
Accounts payable	1,674	1,872	(281)	1,455
Accrued compensation	(4,983)	(3,128)	11,222	9,374
Accrued expenses and other liabilities	2,970	1,006	(284)	4,757
Deferred revenue	13,697	8,604	59,249	42,086
Net cash used in operating activities	(17,866)	(52,099)	(116,561)	(90,497)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of marketable securities	(387,154)	(90,409)	(103,776)	(411,524)
Sales of marketable securities	43,198	34,372	74,655	71,379
Maturities of marketable securities	117,604	129,945	207,792	111,913
Cash used in business combinations, net of cash acquired	0	(2,700)	(2,700)	(8,911)
Capital expenditures	(1,971)	(6,135)	(7,385)	(5,539)
Net cash provided by (used in) investing activities	(228,323)	65,073	168,586	(242,682)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from (payments for) issuance of common stock in initial public offering	237,686	0	(2,056)	0
Shares withheld related to net share settlement of restricted stock units	0	0	0	(1,202)
Proceeds from employee stock plans	5,932	1,633	3,594	10,865
Net cash provided by financing activities	243,618	1,633	1,538	9,663
Effect of exchange rate changes	(77)	34	75	(334)
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,648)	14,641	53,638	(323,850)
Cash, cash equivalents and restricted cash — Beginning of period	89,632	35,994	35,994	359,844
Cash, cash equivalents and restricted cash — End of period	86,984	50,635	89,632	35,994
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for income taxes	1,352	654	1,689	1,131
Cash paid for interest	0	0	1	1
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Purchases of property and equipment in other accrued liabilities	3,054	570	44	793
Fair value of common stock issued as consideration for business combinations	0	0	0	9,542
Deferred offering costs in accounts payable and other accrued liabilities	264	0	747	0
Conversion of redeemable convertible preferred stock to common stock	$ 657,687	$ 0	$ 0	$ 0